Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Lessee Disclosure [Abstract]
Operating lease cost	$ 518	$ 525	$ 1,564	$ 1,578
Short-term and variable lease cost	58	38	162	112
Total rent expense	576	563	1,726	1,690
Cash paid for amounts included in the measurement of lease liabilities	$ 656	$ 456	$ 1,808	$ 1,816